Stockholders' Equity and Employee Benefit Plans (Stock Repurchases) (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Oct. 31, 2014
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Shares authorized for repurchase					$ 150,000,000
Treasury stock (in shares)				4.5
Cost of treasury stock repurchased	$ 141,000	$ 352,000	$ 623,000	$ 100,200,000